Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Schedule of Assets, liabilities and operations classified as held for sale

Assets of discontinued operations:	December 31, 2022
Current assets:
Cash and cash equivalents	$5,242,840
Accounts receivable	—
Income tax refund receivable	600,877
Prepaid expenses and other current assets	2,084,419
Intangible assets, net	—
Other assets	—
Total Current Assets	7,928,136
Long term assets:
Property and equipment, net	41,854
Intangible assets, net	8,669,375
Goodwill	3,301,959
Operating lease right-of-use asset	138,885
Deposits	26,250
Total long term assets	12,178,323
Total assets of discontinued operations	$20,106,459

Liabilities of discontinued operations:
Current liabilities:
Accounts payable	$210,321
Accrued expenses and other liabilities	2,385,320
Contingent consideration, current portion	6,934,114
Operating lease liability, current portion	92,524
Other liabilities	—
Total current liabilities	$9,622,279
Long term liabilities:
Contingent consideration, net of current portion	5,290,500
Total long term liabilities	5,290,500
Total liabilities of discontinued operations	$14,912,779

The Company determined that the disposal group represents a strategic shift that will have a major effect on the Company's operations and financial results, and has therefore reflected the Elusys Therapeutics business as a discontinued operation for all periods presented. Details of the loss from discontinued operations included in our consolidated statement of operations are as follows:

Year Ended
December 31,
2022
Revenue	$6,012,993

Operating expenses:
Cost of revenues	6,319,723
Research and development	3,237,905
Selling, general and administrative	1,000,333
Amortization of intangible asset	1,030,625
Change in fair value of contingent consideration	(109,500)
Total operating expenses	11,479,086

Loss from operations	(5,466,093)

Other expense, net	94,037
Total non-operating income (loss)	94,037

Net loss from discontinued operations before income taxes	(5,560,130)
Income tax benefit from discontinued operations	3,073,000
Net loss from discontinued operations	$(2,487,130)

Schedule of investing and financing cash flows of discontinued operations

Total net cash provided by operating activities from discontinued operations	30,042,512
Total net cash used by investing activities from discontinued operations	(20,064,672)
Total net cash used by financing activities from discontinued operations	(4,735,000)